Cover	Dec. 27, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 27, 2019
Entity Registrant Name	RPT Realty
Entity Incorporation, State or Country Code	MD
Entity File Number	1-10093
Entity Tax Identification Number	13-6908486
Entity Address, Address Line One	19 W 44th Street,
Entity Address, City or Town	New York,
Entity Address, Address Line Two	Suite 1002
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	221-1261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000842183
Amendment Flag	false
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, ($0.01 Par Value Per Share)
Trading Symbol	RPT
Security Exchange Name	NYSE
Series D Preferred Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	7.25% Series D Cumulative Convertible Perpetual Preferred Shares of Beneficial Interest ($0.01 Par Value Per Share)
Trading Symbol	RPT.PRD
Security Exchange Name	NYSE